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    FORTRESS BROOKDALE
    INVESTMENT FUND LLC


    Financial Statements for the Period from September 6, 2000
    (Commencement of Operations) to December 31, 2000 and
    Report of Independent Auditors



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FORTRESS BROOKDALE INVESTMENT FUND LLC


TABLE OF CONTENTS
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                                                                                                                 PAGE

REPORT OF INDEPENDENT AUDITORS                                                                                     1

FINANCIAL STATEMENTS:

         Statement of Assets and Liabilities as of December 31, 2000                                               2

         Schedule of Investments as of December 31, 2000                                                           3

         Statement of Operations for the period from September 6, 2000
         (Commencement of Operations) to December 31, 2000                                                         4

         Statement of Cash Flows for the period from September 6, 2000
         (Commencement of Operations) to December 31, 2000                                                         5

         Statement of Changes in Net Assets for the period from September 6, 2000
         (Commencement of Operations) to December 31, 2000                                                         6

         Notes to Financial Statements                                                                             7
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                         REPORT OF INDEPENDENT AUDITORS


To the Members of
Fortress Brookdale Investment Fund LLC


We have audited the accompanying statement of assets and liabilities of Fortress Brookdale Investment Fund LLC (the "Company"), including the schedule of investments, as of December 31, 2000, and the related statements of operations and cash flows, and the statement of changes in net assets for the period from September 6, 2000 (Commencement of Operations) through December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification by examination of securities owned as of December 31, 2000. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Fortress Brookdale Investment Fund LLC at December 31, 2000, the results of its operations and its cash flows, and the changes in its net assets for the period from September 6, 2000 (Commencement of Operations) through December 31, 2000, in conformity with accounting principles generally accepted in the United States.

                                                       /s/ Ernst & Young

New York, New York
February 27, 2001
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FORTRESS BROOKDALE INVESTMENT FUND LLC

STATEMENT OF ASSETS AND LIABILITIES
(dollar amounts in thousands)
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

                                                                 December 31, 2000
                                                                 -----------------
ASSETS
      Investment in affiliate, at value (cost $14,694)             $     14,732
      Cash and cash equivalents                                             306
      Other assets                                                           50
                                                                   ------------
                                                                         15,088
                                                                   ------------
LIABILITIES
      Accounts payable                                                      126
                                                                   ------------
                                                                            126
                                                                   ------------
NET ASSETS                                                         $     14,962
                                                                   ============
NET ASSETS CONSISTS OF:
      Preferred equity                                             $         50
      Common equity                                                      15,000
      Accumulated net investment loss                                      (126)
      Accumulated net unrealized gain on affiliate investment                38
                                                                   ------------

                                                                       $ 14,962
                                                                   ============

See notes to financial statements.


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FORTRESS BROOKDALE INVESTMENT FUND LLC

SCHEDULE OF INVESTMENTS
(dollar amounts in thousands)
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

Investment                                     Description of Securities               Cost          Fair Value
----------                                     -------------------------               ----          ----------
Investment in controlled affiliate (a):

   Fortress Brookdale Acquisition LLC (b)      4.6% of the issued common shares        $ 14,694         $ 14,732
                                                                                       ========         ========


   (a) The Company shares its investment advisor with Fortress Registered Investment Trust, which owns 50.67% of FBA. FBA is therefore considered an affiliate of the Company for the purposes herein. These securities are restricted as to public resale.

   (b) Fortress Brookdale Acquisition LLC owns 100% of the outstanding common shares of Brookdale Living Communities, Inc. as its sole asset at the end of the period.

   Summary of Transactions with Affiliated Companies


                                                                      Cost            Dividend        Fair Value
                                                                    Incurred           Income          of Total
   Affiliate                             Purchase Date             This Period       This Period      Investment
   ---------                             -------------             -----------       -----------      -----------

   Fortress Brookdale Acquisition LLC    September 23, 2000        $    14,694         $     --       $    14,732
                                                                  ============         ========       ===========

See notes to financial statements.


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FORTRESS BROOKDALE INVESTMENT FUND LLC

STATEMENT OF OPERATIONS
(dollar amounts in thousands)
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

                                                           Period from
                                                        September 6, 2000
                                                        (Commencement of
                                                          Operations) to
                                                        December 31, 2000
                                                        -----------------
Expenses
    Miscellaneous expenses                                          126
                                                          -------------

Net investment loss                                                (126)
                                                          -------------
Net unrealized gain on affiliate investment                          38
                                                          -------------
Net decrease in net assets resulting from operations      $         (88)
                                                          =============

Disclosure of certain ratios, annualized:

Ratio of total expenses to average net assets                       2.5%

Ratio of investment loss, net, to average net assets               (2.5%)

Portfolio turnover rate                                             0.0%

See notes to financial statements.


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FORTRESS BROOKDALE INVESTMENT FUND LLC

STATEMENT OF CASH FLOWS
(dollar amounts in thousands)
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

                                                                   Period from
                                                                September 6, 2000
                                                                (Commencement of
                                                                  Operations) to
                                                                December 31, 2000
                                                                -----------------

CASH FLOWS FROM OPERATING ACTIVITIES:
Net decrease in net assets resulting from operations               $         (88)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
        Net unrealized gain on affiliate investment                          (38)
        Change in:
            Other assets                                                     (50)
            Accounts payable                                                 126
                                                                   -------------
Net cash used in operating activities                                        (50)
                                                                   -------------
CASH FLOWS FROM INVESTING ACTIVITIES:
    Investment in affiliate                                              (14,694)
                                                                   -------------
Net cash used in investing activities                                    (14,694)
                                                                   -------------
CASH FLOWS FROM FINANCING ACTIVITIES:
    Capital contributions                                                 15,000
    Issuance of preferred interests                                           50
                                                                   -------------
Net cash provided by financing activities                                 15,050
                                                                   -------------

NET INCREASE IN CASH AND CASH EQUIVALENTS                                    306

CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD                                --
                                                                   -------------
CASH AND CASH EQUIVALENTS, END OF PERIOD                           $         306
                                                                   =============

See notes to financial statements.


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FORTRESS BROOKDALE INVESTMENT FUND LLC

STATEMENT OF CHANGES IN NET ASSETS
(dollar amounts in thousands)
--------------------------------------------------------------------------------


                                                                Period from
                                                             September 6, 2000
                                                             (Commencement of
                                                               Operations) to
                                                             December 31, 2000
                                                             -----------------
Decrease in net assets resulting from operations
              Net investment loss                              $       (126)
              Net unrealized gain on affiliate investment                38
                                                               ------------
Net decrease in net assets resulting from operations                    (88)

Capital contributions                                                15,000
Issuance of preferred interests                                          50
                                                               ------------

Net increase in net assets                                           14,962

Net assets, beginning of period                                          --
                                                               ------------
Net assets, end of period                                      $     14,962
                                                               ============

See notes to financial statements.



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FORTRESS BROOKDALE INVESTMENT FUND LLC

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000
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 1.   ORGANIZATION

      Fortress Brookdale Investment Fund, LLC (the "Company") was formed on September 6, 2000 as a Delaware limited liability company and operates as a closed-end, non-diversified management registered investment company ("RIC") under the Investment Company Act of 1940 (the "Act"). The Company was formed primarily to invest in limited liability interests in Fortress Brookdale Acquisitions LLC ("FBA"). FBA owns 100% of the issued and outstanding common stock of Brookdale Living Communities Inc., a leading senior living company.

      The members of the Company include Northwestern Mutual Life Insurance Company ("Northwestern"), Weyerhauser Company Master Retirement Trust ("Weyerhauser"), and FIG Advisors LLC ("FIG", and together with Northwestern and Weyerhauser, the "Members"), with FIG acting as Advisory Member. The liability of each member is limited to the amount of capital contributions required to be made by such member in accordance with the provisions of the Company's operating agreement, as amended. The operating agreement provides that, unless terminated earlier, the Company will terminate on the first anniversary of the termination of FBA.

      FIG is also the advisor of Fortress Registered Investment Trust, which holds 50.67% of FBA. As the Company and FBA share the same advisor, they are considered affiliates for purposes herein.

 2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      BASIS OF ACCOUNTING - The accompanying financial statements are prepared in accordance with accounting principles generally accepted in the United States. The Company reports its assets and liabilities at fair value on the reporting date, including its investment in FBA.

      USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      RISKS AND UNCERTAINTIES - In the normal course of business, the Company may encounter primarily market risk. Market risk reflects changes in the value of investments in securities due to changes in interest rates or other market factors, including the valuation of equity securities held by the Company. Management believes that the carrying value of its investment is reasonable, taking into consideration market risk along with its knowledge of the company in which it has made equity investments.

      VALUATION OF ASSETS AND LIABILITIES - The Company's investment in affiliate is accounted for under the Act. The valuation of investments is based upon initial cost and is updated periodically by estimates as determined in accordance with the Company's valuation policies as approved by the Company's board of managers.


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FORTRESS BROOKDALE INVESTMENT FUND LLC

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000
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      Events that could change the reported amount include: further financing by the investee company, pending disposition by the Company of its investment, obtaining by the Company of a third party estimate of the value of its investment, significant changes in the financial position or operating results of the investee company, and sales in recent public or private transactions of the same or similar securities, among others.

      Due to the inherent uncertainty of valuations of investments without a public market, the estimates of value may differ from the values that are ultimately realized by the Company, and the differences could be material. All other assets and liabilities are stated at cost, which approximates fair value.

      FEDERAL INCOME TAXES - No income taxes have been provided for in these financial statements as each Member is individually responsible for reporting income or loss based upon their respective share of the Company's income and expenses as reported for income tax purposes.

      DISTRIBUTIONS TO MEMBERS - Distributions to members are recorded on the ex-dividend date. The character of distributions made during the reporting period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to GAAP/tax differences in the character of income and expense recognition. No distributions have been made through December 31, 2000.

      SECURITY TRANSACTIONS AND REVENUE RECOGNITION - The Company follows industry practice and records security transactions on the trade date. Dividend income will be recognized on the ex-dividend date.

      CASH AND CASH EQUIVALENTS - The Company considers all highly liquid short-term investments with a maturity of 90 days or less when purchased to be cash equivalents. Certain amounts on deposit with major financial institutions may, from time to time, exceed insured limits.

 3.   ALLOCATIONS TO MEMBERS

      Net Profits, as defined, are first allocated to FIG in an amount equal to a cumulative return of 1.5% per annum on all Capital Contributions. Remaining Net Profits are then allocated to holders of the preferred equity interest in accordance with its terms, then to the Members other than FIG. Net Losses, as defined, are allocated first to the Members other than FIG.

4.    PREFERRED EQUITY INTERESTS

      The Company has issued preferred equity interests in the aggregate amount of $50,000 to 100 qualified investors. Such securities attract a 10% return, payable out of the Company's Net Profits.


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